Trade and other receivables	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

				$ million
		2021		2020
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	22,307	17	12,926	19
Amounts receivable from joint ventures and associates	404	89	339	10
Receivables related to disposals[a]	205	823	1,291	2,402
Other receivables	2,874	472	2,628	637
	25,790	1,401	17,184	3,068
Non-financial assets
Sales taxes and production taxes	1,131	474	557	504
Other receivables[b]	218	818	207	779
	1,349	1,292	764	1,283
	27,139	2,693	17,948	4,351
[a] For further information see Note 3 - Disposals and Impairment.
[b] Includes Gulf of Mexico oil spill trust fund reimbursement asset of $1 million (2020 $32 million).
In both 2021 and 2020 the group entered into non-recourse arrangements to discount certain receivables in support of supply and trading activities and the management of credit risk.
Trade and other receivables, other than certain receivables related to disposals, are predominantly non-interest bearing. See Note 28 for further information.